Bank Borrowings - Schedule of Remaining Contractual Maturities of the Bank Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Remaining Contractual Maturities of the Bank Borrowings [Abstract]
2026	$ 1,339,353
2027	379,218
2028	379,218
2029	379,218
2030 and after	2,749,331
Total repayments of bank loans	5,226,338
Less: imputed interest	(1,066,097)
Balance recognized as at December 31, 2025	$ 4,160,241	$ 5,178,003